Information About Components of Consolidated Statements of Financial Position - Schedule of Government Grants (Details) - Bioceres Crop Solutions Corp. [Member] - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Information About Components of Consolidated Statements of Financial Position - Schedule of Government Grants (Details) [Line Items]
At the beginning of the year		$ 4,437	$ 349,998
Loss of control	[1]		(157,043)
Currency conversion difference		255	9,001
Released to the statement of profit or loss		(3,412)	(197,519)
At the end of the year		$ 1,280	$ 4,437

[1]	Correspond to the loss of control of Inmet S.A. in the year 2024